Accumulated Other Comprehensive loss	9 Months Ended
Sep. 30, 2013
Accumulated Other Comprehensive loss [Text Block]

Note 5 - Accumulated Other Comprehensive loss

The following table includes the changes in accumulated other comprehensive (loss) by component under the ASC on “Comprehensive Income” for the three months and nine months ended September 30, 2013 :

Three months ended September 30, 2013	Foreign currency translation

Balance, June 30, 2013	$268,123
Foreign currency translation, net of taxes	107,599
Balance, September 30, 2013	$375,722

Nine months ended September 30, 2013	Foreign currency translation

Balance, December 31, 2012	$332,722
Foreign currency translation, net of taxes	43,000
Balance, September 30, 2013	$375,722